UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 03/31/2012

Item 1 – Report to Stockholders

March 31, 2012

Annual Report

BIF Tax-Exempt Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents

2	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Dear Shareholder

Twelve months ago, risk assets were charging forward, only to be met with a sharp reversal in May 2011 when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s made history by downgrading the US government’s credit rating, and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in high correlations between asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving investor sentiment carried over into the first several months of 2012. Debt problems in Europe stabilized as policymakers secured a bailout plan for Greece and completed the nation’s debt restructuring without significant market disruptions. While concerns about slowing growth in China and a European recession weighed on the outlook for the global economy, an acceleration of the US recovery lifted sentiment. Several consecutive months of stronger jobs data signaled solid improvement in the US labor market, a pivotal factor for economic growth. Meanwhile, the European Central Bank revived financial markets with additional liquidity through its long-term refinancing operations. The improving market conditions and generally better-than-expected economic news lured investors still holding cash on the sidelines back to risk assets. Stocks, commodities and high yield bonds rallied through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The rally softened in late March, however, as concerns about slowing growth in China were refueled by negative signals from the world’s second-largest economy. Additionally, concerns over the European debt crisis resurfaced given uncertainty around policies for sovereign debt financing in peripheral countries and rising yields in Portugal and Spain.

Thanks in large part to an exceptionally strong first quarter of 2012, risk assets, including equities and high yield bonds, posted solid returns for the 6-month period ended March 31, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap stocks finished in slightly negative territory. International and emerging markets, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities experienced mixed results, given recent volatility in yields. US Treasury bonds performed particularly well for the 12-month period; however, an early-2012 sell-off resulted in a negative return for the 6–month period. Municipal bonds staged a solid advance over the past year. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

While markets have improved in recent months, considerable headwinds remain. Europe faces a prolonged recession and the financial situations in Italy, Portugal and Spain remain worrisome. Higher oil and gasoline prices along with slowing growth in China and other emerging-market countries weigh heavily on the future of the global economy. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets have improved in recent months, considerable headwinds remain.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2012

	6-month	12-month

US large cap equities	25.89%	8.54%
(S&P 500® Index)

US small cap equities	29.83	(0.18)
(Russell 2000® Index)

International equities	14.56	(5.77)
(MSCI Europe, Australasia,
Far East Index)

Emerging market	19.12	(8.81)
equities (MSCI Emerging
Markets Index)

3-month Treasury	0.01	0.06
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)

US Treasury securities	(1.05)	14.92
(BofA Merrill Lynch 10-
Year US Treasury Index)

US investment grade	1.43	7.71
bonds (Barclays US
Aggregate Bond Index)

Tax-exempt municipal	4.16	12.56
bonds (S&P Municipal
Bond Index)

US high yield bonds	12.17	6.43
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND	3

Money Market Overview

For the 12-Month Period Ended March 31, 2012

Throughout the 12-month period ended March 31, 2012, the Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. Following its August 9, 2011 meeting, the FOMC announced its intention to keep rates low through mid-2013. At its September 21, 2011 meeting, the FOMC noted that recent data indicated that economic growth had remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth. In January 2012, the FOMC indicated that it expects to keep interest rates low through late 2014.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately affected the core European economies of France and Germany. To help support bank liquidity, the US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the European Central Bank (“ECB”), the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012. Later in the period, the aforementioned central banks along with the Bank of Japan agreed to reduce the interest rate on loans made through US dollar liquidity swap lines by fifty basis points, thus making it less expensive for banks around the world to borrow US dollars.

Towards the end of the period, the ECB expanded its long-term refinancing operations (“LTROs”) by providing euro-zone banks access to loans with maturities of three years against a broader set of eligible collateral. As a result of these three-year allotments, euro-zone banks were able to obtain over one trillion euros of three-year funding. In response to these expanded liquidity facilities, market sentiment improved notably in the first quarter.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.25% from the end of March 2011, mostly in longer-dated LIBOR settings, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, steepened to 0.80% at the end of March 2012, from 0.50% one year earlier.

In the short-term tax-exempt market, yields continued to trade at or near historic lows in the 12-month period ended March 31, 2012. Variable rate demand note (“VRDN”) securities make up the largest portion of municipal money market fund holdings. For the 12-month period, new VRDN security issuance was down 25%, while total outstanding VRDN security supply was down 35% at period end from its peak in mid-2008. While the FOMC continued its policy of maintaining low short-term interest rates, reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers contributed to lower yields. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.15% over the one-year period, as compared to 0.28% for the prior 12 months.

While state and local municipalities have continued to address their budget shortfalls in an effort to improve their fiscal health, austerity measures have contributed to overall note issuance declining nearly 10% over the year. Rates on longer-dated one-year municipal notes declined 18 basis points over the one-year period to 0.20% as of March 31, 2012. This trend may likely continue in 2012 as municipalities look to limit spending further in the face of diminishing stimulus from the federal government.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Fund Information as of March 31, 2012

Investment Objective

BIF Tax-Exempt Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yield	7-Day Yield
BIF Tax-Exempt Fund	0.00%	0.00%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, distribution and service fees, including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2011 and held through March 31, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
BIF Tax-Exempt Fund	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,024.00	$1.06	0.21%

[1]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the master fund in which it invests.
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
BIF TAX-EXEMPT FUND	MARCH 31, 2012	5

Statement of Assets and Liabilities

March 31, 2012	BIF Tax-Exempt Fund

Assets
Investments at value — Master Tax-Exempt LLC
(the “Master LLC”) (cost — $3,093,059,497)	$3,093,059,497
Capital shares sold receivable	11,069,250
Distribution fees receivable	612,307
Prepaid expenses	99,191
Total assets	3,104,840,245

Liabilities
Administration fees payable	664,221
Contributions payable to the Master LLC	11,069,250
Officer’s fees payable	440
Other accrued expenses payable	170,793
Total liabilities	11,904,704
Net Assets	$3,092,935,541

Net Assets Consist of
Paid-in capital	$3,092,898,966
Accumulated net realized gain allocated from the
Master LLC	36,575
Net Assets, $1.00 net asset value per share,
3,092,778,712 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$3,092,935,541

Statement of Operations

Year Ended March 31, 2012	BIF Tax-Exempt Fund

Investment Income
Income	$80
Net investment income allocated from the Master LLC:
Income	7,946,758
Expenses	(5,383,514)
Fees waived	1,070,412
Total income	3,633,736

Expenses
Administration	8,230,249
Service and distribution	4,112,609
Transfer agent	1,033,465
Registration	454,360
Printing	95,965
Professional	64,564
Officer	1,714
Miscellaneous	15,554
Total expenses	14,008,480
Less fees waived by administrator	(6,279,104)
Less service and distribution fees waived	(4,112,609)
Total expenses after fees waived	3,616,767
Net investment income	16,969

Realized Gain Allocated from the Master LLC
Net realized gain from investments	107,861
Net Increase in Net Assets Resulting from Operations	$124,830

See Notes to Financial Statements.

6	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Statements of Changes in Net Assets	BIF Tax-Exempt Fund

	Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$16,969	$1,712,802
Net realized gain	107,861	278,642
Net increase in net assets resulting from operations	124,830	1,991,444

Dividends and Distributions to Shareholders From
Net investment income	(16,969)	(1,712,802)
Net realized gain	(72,046)	(95,244)
Decrease in net assets resulting from dividends and distributions to shareholders	(89,015)	(1,808,046)

Capital Share Transactions
Net proceeds from sale of shares	14,414,625,792	21,025,381,679
Reinvestment of dividends and distributions	87,927	1,807,294
Cost of shares redeemed	(14,934,443,672)	(23,020,261,293)
Net decrease in net assets derived from capital share transactions	(519,729,953)	(1,993,072,320)

Net Assets
Total decrease in net assets	(519,694,138)	(1,992,888,922)
Beginning of year	3,612,629,679	5,605,518,601
End of year	$3,092,935,541	$3,612,629,679

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	7

Financial Highlights	BIF Tax-Exempt Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0004	0.0008	0.0125	0.0290
Net realized gain	—	0.0001	0.0000	0.0000	0.0002
Net increase from investment operations	0.0000	0.0005	0.0008	0.0125	0.0292
Dividends and distributions from:
Net investment income	0.0000	(0.0004)	(0.0008)	(0.0125)	(0.0290)
Net realized gain	—	(0.0001)	(0.0000)	—	—
Total dividends and distributions	0.0000	(0.0005)	(0.0008)	(0.0125)	(0.0290)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%	0.04%	0.08%	1.26%	2.94%

Ratios to Average Net Assets[2]
Total expenses	0.56%[3]	0.58%	0.58%	0.57%	0.55%
Total expenses after fees waived	0.24%[3]	0.37%	0.49%	0.57%	0.55%
Net investment income	0.00%[3]	0.05%	0.09%	1.24%	2.87%

Supplemental Data
Net assets, end of year (000)	$3,092,936	$3,612,630	$5,605,519	$ 10,279,544	$11,003,605

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[3]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

8	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Notes to Financial Statements	BIF Tax-Exempt Fund

1. Organization and Significant Accounting Policies:

BIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at March 31, 2012 was 85.2%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board”. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund records its investment in the Master LLC at fair value based on the Fund's proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount is shown as income in the Statement of Operations.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% based upon the average daily net assets.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	9

Notes to Financial Statements (concluded)	BIF Tax-Exempt Fund

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and distribution or service fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by administrator and service and distribution fees waived. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

4. Income Tax Information:

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011 was as follows:

	3/31/12	3/31/11
Tax-exempt income	$16,969	$1,711,975
Ordinary income[1]	9,482	70,320
Long-term capital gains[1]	62,564	213,150
Total	$89,015	$1,995,445

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of March 31, 2012, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$1,627
Undistributed long-term capital gains	34,948
Total	$36,575

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

10	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Report of Independent Registered Public Accounting Firm	BIF Tax-Exempt Fund

To the Shareholders and Board of Trustees of BIF Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of BIF Tax-Exempt Fund (the “Fund”) as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BIF Tax-Exempt Fund as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 24, 2012

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BIF Tax-Exempt Fund during the taxable year ended March 31, 2012 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund distributed qualified short-term capital gains1 of $0.000002947 per share and long-term capital gains of $0.000019445 per share to shareholders of record on December 7, 2011.

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.
BIF TAX-EXEMPT FUND	MARCH 31, 2012	11

Portfolio Summary as of March 31, 2012	Master Tax-Exempt LLC

Portfolio Composition

Percent of Net Assets
Variable Rate Demand Obligations	75%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	9
Put Bonds	1
Other Assets Less Liabilities	3
Total	100%

12	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Schedule of Investments March 31, 2012	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
Huntsville IDB, Refunding RB, VRDN, AMT (Federal
Home Loan Bank LOC), 0.34%, 4/06/12 (a)	$2,115	$2,115,000
Mobile Downtown Redevelopment Authority, RB,
VRDN (a):
Series A (National Australia Bank LOC),
0.18%, 4/06/12	5,400	5,400,000
Series B, 0.18%, 4/06/12	5,290	5,290,000
University of Alabama, RB, ROCS, VRDN,
Series II-R-12295 (Citibank NA SBPA) (BHAC),
0.19%, 4/06/12 (a)(b)(c)	28,710	28,710,000
		41,515,000
Alaska — 1.0%
Alaska Housing Finance Corp., RB, FLOATS, VRDN,
Series 3188, 0.39%, 4/06/12 (a)(b)(c)	10,285	10,285,000
City of Valdez Alaska, Refunding RB, VRDN, Philips
Project, Series C, 0.25%, 4/06/12 (a)	24,400	24,400,000
		34,685,000
Arizona — 1.4%
Maricopa County IDA Arizona, Refunding RB, VRDN,
Villas Salonas Apartments, Series A, AMT (Fannie
Mae), 0.22%, 4/06/12 (a)	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB,
FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA
SBPA), 0.19%, 4/06/12 (a)(b)(c)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community, RB,
VRDN (Bank of America NA LOC) (a):
0.23%, 4/06/12	13,655	13,655,000
0.23%, 4/06/12	27,400	27,400,000
		52,695,000
California — 4.8%
Bay Area Toll Authority, RB, VRDN, San Francisco
Bay Area, Series E-1 (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.14%, 4/06/12 (a)	16,600	16,600,000

Municipal Bonds	Par (000)	Value
California (concluded)
California School Cash Reserve Program
Authority, RAN:
Series P, 2.00%, 12/31/12	$7,000	$7,089,503
Series U, 2.00%, 12/31/12	9,000	9,101,308
City of Los Angeles, California, GO, TRAN,
2.50%, 4/30/12	12,500	12,522,155
Corona-Norca Unified School District, TRAN,
2.00%, 12/31/12	4,300	4,356,335
County of Los Angeles, California, GO, TRAN, Series C,
2.50%, 6/29/12	8,700	8,744,743
County of Riverside, TRAN, Series B, 2.00%, 6/29/12	5,300	5,321,819
East Bay Municipal Utility District, Water System, ECN,
TECP, 0.22%, 5/15/12	31,500	31,500,000
Napa Valley Unified School District, GO, TRAN,
2.00%, 6/29/12	6,500	6,527,083
Sacramento Unified School District, GO, TRAN,
2.00%, 10/01/12 (d)	6,000	6,044,460
San Jose California, Airport Revenue, JPMorgan Chase
PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN,
Series 3923 (JPMorgan Chase
Bank NA SBPA), (AGM), 0.29%, 4/06/12 (a)(b)	3,500	3,500,000
San Juan Unified School District, TRAN,
2.00%, 10/01/12 (d)	10,000	10,082,900
South Coast Local Education Agencies, RB, GO,
Pooled TRAN, Series B, 2.00%, 5/15/12	8,000	8,015,715
State of California, RAN, Series A2, 2.00%, 6/26/12	46,500	46,676,663
		176,082,684
Colorado — 0.7%
Colorado Housing & Finance Authority, RB, VRDN,
Class I, M/F, Series C-4 (Federal Home Loan Bank
SBPA), 0.18%, 4/06/12 (a)	3,995	3,995,000
County of Moffat Colorado, RB, VRDN (Wells Fargo
Bank NA LOC), 0.18%, 4/06/12 (a)	16,355	16,355,000
Sheridan Redevelopment Agency, Tax Allocation Bonds,
Refunding, VRDN (JPMorgan Chase Bank LOC),
0.22%, 4/06/12 (a)	3,400	3,400,000
		23,750,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities	FLOATS	Floating Rate Securities	PSF-GTD	Permanent School Fund Guaranteed
AGC	Assured Guaranty Corp.	Freddie Mac	Federal Home Loan Mortgage Association	PUTTERS	Puttable Tax-Exempt Receipts
AGM	Assured Guaranty Municipal Corp.	Ginnie Mae	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes	HDA	Housing Development Authority	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	HFA	Housing Finance Agency	ROCS	Reset Option Certificates
COP	Certificates of Participation	HRB	Housing Revenue Bonds	SAN	State Aid Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDA	Industrial Development Authority	SBPA	Stand-by Bond Purchase Agreement
ECN	Extendible Commercial Note	IDB	Industrial Development Board	SPEARS	Short-Puttable Exempt Adjustable Receipts
EDA	Economic Development Authority	ISD	Independent School District	State GTD	State Guarantee
EDC	Economic Development Corp.	LIFERS	Long Inverse Floating Exempt Receipts	TAN	Tax Anticipation Notes
Fannie Mae	Federal National Mortgage Association	LOC	Letter of Credit	TECP	Tax-Exempt Commercial Paper
		M/F	Multi-Family	TRAN	Tax Revenue Anticipation Notes
		MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

13	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 0.5%
Connecticut Housing Finance Authority, RB, Mandatory
Put Bonds, VRDN (a):
Housing Mortgage Finance Program, Series G,
0.33%, 11/15/12	$1,025	$1,025,000
Sub-Series A-1, 0.30%, 7/25/12	10,500	10,500,000
Connecticut State Development Authority, RB, VRDN,
AMT (Bank of Montreal LOC), 0.20%, 4/06/12 (a)	6,100	6,100,000
Connecticut State Health & Educational Facility
Authority, RB, VRDN, Hotchkiss School, Series A
(Northern Trust Co. SBPA), 0.15%, 4/06/12 (a)	1,000	1,000,000
		18,625,000
District of Columbia — 1.1%
District of Columbia, GO, VRDN, Deutsche Bank
SPEARS/LIFERS Trust, SPEARS, Series DB-463
(Deutsche Bank AG SBPA), (AGM),
0.25%, 4/06/12 (a)(b)	8,337	8,337,000
District of Columbia, GO, VRDN, FLOATS, Series 1920
(Wells Fargo Bank NA LOC, Wells Fargo Bank NA
SBPA), 0.19%, 4/06/12 (a)(c)	16,200	16,200,000
Washington Convention Center Authority, Refunding
RB, FLOATS, VRDN (Morgan Stanley Bank Liquidity
Facility), (BHAC) (a)(b)(c):
Series 1731, 0.35%, 4/06/12	6,665	6,665,000
Series 1736, 0.35%, 4/06/12	7,830	7,830,000
		39,032,000
Florida — 3.8%
Brevard County Housing Finance Authority, RB,
VRDN, Timber Trace Apartments Project, AMT
(Citibank NA LOC), 0.27%, 4/06/12 (a)	8,005	8,005,000
County of St. John’s Florida, RB, VRDN (a)(c):
Deutsche Bank SPEARS/LIFERS Trust, SPEARS,
Series DB-486 (Deutsche Bank AG SBPA),
0.26%, 4/06/12 (b)	8,840	8,840,000
ROCS, Series II-R-755PB (PB Capital Corp.
SBPA), 0.39%, 4/06/12	17,930	17,930,000
Florida Housing Finance Corp., RB, VRDN,
Savannah Springs Apartments, Series N, AMT
(Citibank NA LOC), 0.24%, 4/06/12 (a)	6,700	6,700,000
Florida State Board of Education, GO, ROCS,
VRDN, Series II-R-12288 (Citibank NA SBPA),
0.22%, 4/06/12 (a)(b)(c)	8,000	8,000,000
Fort Pierce Redevelopment Agency, Eclipse
Funding Trust, Tax Allocation Bonds, VRDN, Series
2006-0130, Solar Eclipse (US Bank NA LOC),
0.21%, 4/06/12 (a)(b)(c)	3,880	3,880,000
Hillsborough County Housing Finance Authority, HRB,
VRDN, Brandon, Series A, AMT (Fannie Mae),
0.21%, 4/06/12 (a)	5,340	5,340,000
Jacksonville Economic Development Commission,
Methodist Health System, Inc., Refunding RB, VRDN,
Methodist Refunding Project (TD Bank NA LOC),
0.18%, 4/02/12 (a)	1,900	1,900,000
Jacksonville Electric Authority Florida, Refunding RB,
VRDN, Sub-Series A-2 (JPMorgan Chase Bank NA
SBPA), 0.19%, 4/06/12 (a)	6,155	6,155,000
Manatee County Housing Finance Authority, HRB,
VRDN, Village at Cortez Apartments, Series A, AMT
(Fannie Mae), 0.21%, 4/06/12 (a)	11,200	11,200,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orlando & Orange County Expressway Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2007-0145,
Class A (Citibank NA SBPA), (BHAC),
0.20%, 4/06/12 (a)	$11,300	$11,300,000
Orlando Utilities Commission, RB, VRDN (a):
ROCS, Series II-R-11818PB (PB Capital Corp.
SBPA), 0.39%, 4/06/12 (b)(c)	25,910	25,910,000
Series A, 0.30%, 4/06/12	7,600	7,600,000
Palm Beach County Educational Facilities Authority,
Refunding RB, VRDN, Educational Facilities,
Atlantic University, Inc. (Bank of America NA LOC),
0.26%, 4/06/12 (a)	9,030	9,030,000
University of South Florida Research Foundation Inc.,
RB, VRDN, University Technology Center Research
(Bank of America NA LOC), 0.29%, 4/06/12 (a)	6,400	6,400,000
		138,190,000
Georgia — 1.5%
Main Street Natural Gas, Inc., RB, VRDN,
Series A (Royal Bank of Canada SBPA),
0.19%, 4/06/12 (a)	20,670	20,670,000
Private Colleges & Universities Authority, RB, VRDN,
Mercer University, Series A (Branch Banking &
Trust LOC), 0.18%, 4/06/12 (a)	5,000	5,000,000
State of Georgia, GO, ROCS, VRDN,
Series II-R-11536PB (PB Capital Corp. SBPA),
0.39%, 4/06/12 (a)(c)	25,890	25,890,000
Whitfield County Development Authority, RB, VRDN,
Aladdin Manufacturing Corp. Project, AMT
(Wachovia Bank NA LOC), 0.36%, 4/06/12 (a)	3,100	3,100,000
		54,660,000
Illinois — 3.1%
BB&T Municipal Trust, RB, FLOATS, VRDN,
Series 5001 (Rabobank International LOC),
0.28%, 4/06/12 (a)(b)(c)	11,750	11,750,000
Chicago Transit Authority, COP, ROCS, VRDN,
Series II-R-11786 (Citibank NA SBPA), (AGC),
0.39%, 4/06/12 (a)(b)(c)	7,265	7,265,000
City of Chicago Illinois, RB, VRDN (a)(b):
Deutsche Bank SPEARS /LIFERS Trust,
Series DB-502, SPEARS (Deutsche Bank AG
SBPA) (AGM), 0.25%, 4/06/12	40,800	40,800,000
Deutsche Bank SPEARS/LIFERS Trust,
Series DBE-534, SPEARS (Deutsche Bank AG
SBPA), 0.25%, 4/06/12	2,215	2,215,000
City of Chicago Illinois O’Hare International Airport,
RB, VRDN, Third Lien, Series D (Barclays Bank LOC),
0.19%, 4/06/12 (a)	7,000	7,000,000
Illinois Finance Authority, RB, VRDN, Revolving Fund
Pooled, Series D (Bank One Illinois NA LOC),
0.20%, 4/06/12 (a)	3,100	3,100,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0118,
Class A (Citibank NA SBPA), 0.19%, 4/06/12 (b)	3,150	3,150,000
Elmhurst Memorial Healthcare, Series B
(JPMorgan Chase Bank LOC), 0.20%, 4/02/12	4,410	4,410,000
Resurrection Health, Series B (JPMorgan Chase
Bank LOC), 0.20%, 4/02/12	5,000	5,000,000

See Notes to Financial Statements.

14	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois State Health Facilities Authority, RB, VRDN,
Evanston Hospital Corp. (Wells Fargo Bank NA
SBPA), 0.16%, 4/06/12 (a)	$10,855	$10,855,000
Illinois State Toll Highway Authority, RB, VRDN, Senior
Priority, Series A-2A (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.18%, 4/06/12 (a)	7,700	7,700,000
University of Illinois, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0124, Class A
(Citibank NA SBPA), 0.23%, 4/06/12 (a)(b)(c)	10,000	10,000,000
		113,245,000
Indiana — 3.6%
City of Michigan Indiana, RB, VRDN, Palatek Project,
AMT (Comerica Bank LOC), 0.29%, 4/06/12 (a)	4,400	4,400,000
Hartford City Indiana, RB, VRDN, Petoskey
Plastics, Inc., AMT (Comerica Bank LOC),
0.29%, 4/06/12 (a)	3,555	3,555,000
Indiana Finance Authority, RB, VRDN, Lease
Appropriation (JPMorgan Chase Bank NA SBPA) (a):
Series A-1, 0.20%, 4/02/12	4,400	4,400,000
Series A-1, AMT, 0.20%, 4/02/12	51,300	51,300,000
Series A-2, 0.20%, 4/02/12	19,650	19,650,000
Indiana Housing & Community Development Authority,
RB, VRDN, Series C-3, AMT (JPMorgan Chase
Bank NA SBPA), 0.22%, 4/02/12 (a)	24,375	24,375,000
Indianapolis Local Public Improvement Bond Bank,
RB, ROCS, VRDN, Series II-R-11779 (Citibank NA
SBPA), (AGC), 0.31%, 4/06/12 (a)(b)(c)	24,825	24,825,000
		132,505,000
Iowa — 0.3%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza
Project, AMT (Manufacturers & Traders LOC),
0.34%, 4/06/12 (a)	3,110	3,110,000
Iowa State Special Obligations, Barclays Capital
Municipal Trust Receipts, RB, FLOATS, VRDN,
Series 13B-C-D (Barclays Bank PLC Liquidity
Facility), 0.21%, 4/06/12 (a)(b)(c)	6,200	6,200,000
		9,310,000
Kansas — 0.5%
City of Topeka, GO, BAN, Series A, 1.25%, 10/01/12	14,000	14,063,136
Counties of Sedgwick & Shawnee Kansas, JPMorgan
Chase PUTTERS/DRIVERS Trust, Refunding RB,
PUTTERS, VRDN, Series 3206, AMT (JPMorgan
Chase Bank NA SBPA), (Ginnie Mae),
0.25%, 4/06/12 (a)(b)	3,485	3,485,000
		17,548,136
Kentucky — 0.1%
County of Boyd Kentucky, RB, VRDN, Air Products &
Chemicals Project, AMT, 0.18%, 4/06/12 (a)	3,775	3,775,000
Louisiana — 2.5%
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.35%, 4/06/12	4,000	4,000,000
Go To The Show, Series A (Federal Home Loan
Bank LOC), 0.18%, 4/06/12	5,305	5,305,000
Honeywell International, Inc. Project, AMT,
0.39%, 4/06/12	6,000	6,000,000

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities &
Community Development Authority, Refunding
RB, VRDN, BASF Corp. Project, Series B,
0.32%, 4/06/12 (a)	$7,500	$7,500,000
Louisiana Offshore Terminal Authority, Refunding RB,
VRDN, First State, Loop LLC, Series A (JPMorgan
Chase Bank LOC), 0.19%, 4/02/12 (a)	20,560	20,560,000
Louisiana Public Facilities Authority, RB, VRDN,
Air Products & Chemicals Project (a):
0.16%, 4/02/12	15,000	15,000,000
0.15%, 4/06/12	8,000	8,000,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp.
Project, 0.35%, 4/06/12 (a)	10,100	10,100,000
Parish of St. James Louisiana, RB, VRDN, Nucor
Steel LLC Project, Series B-1 (Nucor Corp. Liquidity
Facility), 0.20%, 4/06/12 (a)	13,000	13,000,000
		89,465,000
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority, Eclipse Funding Trust, RB, VRDN,
Series 2007-0104, Solar Eclipse (US Bank NA LOC),
0.17%, 4/06/12 (a)(b)(c)	3,160	3,160,000
Maryland — 1.0%
County of Baltimore Maryland, RB, VRDN, Paths
at Loveton (Manufacturers & Traders LOC),
0.21%, 4/06/12 (a)	3,845	3,845,000
Maryland Community Development Administration,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-47, AMT (State Street Bank & Trust Co.
SBPA), 0.34%, 4/06/12 (a)(b)(c)	1,634	1,634,000
Maryland Community Development Administration,
Refunding RB, FLOATS, VRDN, Series 2997,
AMT (Morgan Stanley Bank Liquidity Facility),
0.40%, 4/06/12 (a)(b)(c)	8,455	8,455,000
Maryland EDC, RB, VRDN (Manufacturers &
Traders LOC) (a):
Bakery de France Facility, AMT, 0.49%, 4/06/12	9,265	9,265,000
Garrett Community College Facility,
0.19%, 4/06/12	6,850	6,850,000
Linemark Printing Project, AMT, 0.39%, 4/06/12	3,405	3,405,000
Pharmaceutics International Inc., Series A, AMT,
0.34%, 4/06/12	3,585	3,585,000
		37,039,000
Massachusetts — 1.2%
City of Haverhill, GO, BAN, 1.50%, 3/01/13	5,728	5,778,175
Massachusetts Bay Transportation Authority,
Refunding RB, VRDN, Senior Series A,
0.28%, 4/06/12 (a)	3,500	3,500,000
Massachusetts Health & Educational Facilities
Authority, RB, VRDN, ROCS, Series II-R-11577PB
(PB Capital Corp. SBPA), 0.39%, 4/06/12 (a)(c)	31,540	31,540,000
University of Massachusetts Building Authority,
Refunding RB, VRDN, Senior, Series 2 (State GTD),
0.28%, 4/06/12 (a)	3,265	3,265,000
		44,083,175

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	15

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 6.4%
Detroit Michigan, Reset Optional Certificates
Trust II-R, Refunding RB, ROCS, VRDN,
Series II-R-665PB (PB Capital Corp. SBPA),
(BHAC), 0.39%, 4/06/12 (a)(c)	$20,485	$20,485,000
Holt Public Schools, GO, Refunding RB, VRDN
(Landsbank Hessen-Thuringen SBPA), (Q-SBLF),
0.30%, 4/06/12 (a)	6,925	6,925,000
Lansing Michigan Board of Water & Light, Wells Fargo
Stage Trust, RB, FLOATS, VRDN, Series 71-C
(Wells Fargo Bank NA Liquidity Facility),
0.20%, 4/06/12 (a)(b)(c)	4,000	4,000,000
Lansing Michigan Water and Light, Puttable Floating
Option Tax-Exempt Receipts, RB, FLOATS, VRDN,
Series 4701 (Bank of America NA SBPA),
0.29%, 4/06/12 (a)(b)(c)	4,630	4,630,000
Michigan Finance Authority, RB, SAN, Series C-2,
2.00%, 8/20/12	40,000	40,259,813
Michigan Finance Authority, RB, VRDN, Unemployment
Obligation Assessment (Citibank NA LOC),
0.21%, 4/06/12 (a)	95,000	95,000,000
Michigan Higher Education Student Loan Authority,
RBC Municipal Products, Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC), 0.23%, 4/06/12 (a)(c)	34,645	34,645,000
Michigan State HDA, RB, VRDN, Series A, AMT
(JPMorgan Chase & Co. SBPA), 0.23%, 4/02/12 (a)	8,340	8,340,000
Michigan State Hospital Finance Authority, RB, VRDN,
Ascension Health Senior Credit, 0.28%, 4/06/12 (a)	3,465	3,465,000
Michigan State Hospital Finance Authority, Refunding
RB, VRDN, Ascension Health Senior Credit,
0.28%, 4/06/12 (a)	3,700	3,700,000
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals, Inc., 0.17%, 4/02/12	3,500	3,500,000
Limited Obligation, Lanse Warden (Standard
Charter LOC), 0.62%, 4/06/12	7,300	7,300,000
		232,249,813
Minnesota — 0.6%
Minneapolis & St. Paul Housing & Redevelopment
Authority, Refunding RB, VRDN, Allina Health
System, Series B-2 (JPMorgan Chase Bank LOC),
0.20%, 4/02/12 (a)	5,600	5,600,000
Minneapolis Minnesota, Health Care System,
RBC Municipal Products, Inc. Trust, RB, FLOATS,
VRDN, Series E-19, Mandatory Put Bonds, (Royal
Bank of Canada LOC, Royal Bank of Canada
Liquidity Facility), 0.26%, 4/02/12 (a)(b)(c)	4,200	4,200,000
State of Minnesota, GO, ROCS, VRDN,
Series II-R-11538PB (PB Capital Corp. SBPA),
0.39%, 4/06/12 (a)(c)	10,345	10,345,000
		20,145,000
Mississippi — 0.2%
Mississippi Business Finance Corp., RB, VRDN,
Series A (Federal Home Loan Bank LOC),
0.19%, 4/06/12 (a)	7,100	7,100,000

Municipal Bonds	Par (000)	Value
Missouri — 1.1%
City of Kansas City Missouri, Refunding RB, VRDN,
Hospital Roe Bartle, Series E (Sumitomo Mitsui
Bank LOC), 0.19%, 4/06/12 (a)	$3,300	$3,300,000
City of North Kansas City Missouri, Refunding RB,
VRDN, North Kansas City Hospital (Bank of
America NA LOC), 0.26%, 4/02/12 (a)	14,790	14,790,000
Missouri Joint Municipal Electric Utility Commission,
RB, ROCS, VRDN, Series II-R-620PB (PB Capital
Corp. SBPA), (BHAC), 0.39%, 4/06/12 (a)(c)	12,255	12,255,000
Missouri State Health & Educational Facilities
Authority, Refunding RB, VRDN, Ascension Health
Senior Credit, Series C-1, 0.18%, 4/06/12(a)	4,000	4,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.35%, 4/06/12 (a)	6,000	6,000,000
		40,345,000
Nebraska — 1.5%
City of Lincoln Nebraska, RB, FLOATS, VRDN,
Series 2900 (Morgan Stanley Bank Liquidity
Facility), 0.34%, 4/06/12 (a)(b)(c)	16,000	16,000,000
Nebraska Educational Finance Authority,
Refunding RB, VRDN, Creighton University Projects
(JPMorgan Chase Bank LOC), 0.20%, 4/02/12 (a)	14,100	14,100,000
Public Power Generation Agency, RB, ROCS, VRDN,
Series II-R-11019PB (PB Capital Corp. SBPA),
(BHAC), 0.39%, 4/06/12 (a)(b)(c)	25,805	25,805,000
		55,905,000
Nevada — 1.1%
County of Clark Nevada, RB, AMT:
Junior Subordinate Lien Notes, Series A,
2.00%, 6/19/12	20,700	20,763,092
VRDN, Subordinate Lien, Series B-2 (Royal
Bank of Canada LOC), 0.18%, 4/06/12 (a)	6,800	6,800,000
Truckee Meadows Water Authority, Refunding RB,
FLOATS, VRDN, Series 51TP (Wells Fargo Bank NA
SBPA), (AGM), 0.19%, 4/06/12 (a)(b)(c)	11,790	11,790,000
		39,353,092
New Hampshire — 0.8%
New Hampshire Health & Education Facilities
Authority, RB, VRDN (a)(c):
Eclipse Funding Trust, Series 2007-0018, Solar
Eclipse (US Bank NA LOC), 0.17%, 4/06/12 (b)	10,295	10,295,000
ROCS, Series II-R-783PB (PB Capital Corp. SBPA),
(BHAC), 0.39%, 4/06/12	19,935	19,935,000
		30,230,000
New Jersey — 3.1%
Borough of Butler New Jersey, GO, BAN,
1.25%, 8/24/12	7,600	7,618,362
Borough of Hopatcong New Jersey, GO, BAN,
1.25%, 8/03/12	9,400	9,419,455
Borough of Kenilworth New Jersey, GO, BAN,
1.00%, 12/14/12	4,400	4,411,072
County of Burlington Bridge Commission, RB,
Solid Waste Project, 2.00%, 10/10/12	6,100	6,148,963
Essex County Improvement Authority, RB, VRDN,
ACES, Pooled Governmental Loan Program
(Wells Fargo NA LOC), 0.14%, 4/06/12 (a)	1,990	1,990,000

See Notes to Financial Statements.

16	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State, RAN, Series C, 2.00%, 6/21/12	$55,000	$55,215,478
New Jersey State Health Care Facilities Financing
Authority, RB, VRDN, Robert Wood Johnson University
(Wells Fargo Bank NA LOC), 0.15%, 4/06/12 (a)	4,000	4,000,000
Township of Clark New Jersey, GO, BAN,
1.25%, 3/22/13	4,915	4,953,648
Township of Livingston New Jersey, GO, BAN,
1.25%, 7/06/12	7,600	7,612,199
Township of Voorhees New Jersey, GO, BAN, Series A,
1.25%, 4/04/12	5,795	5,795,194
Township of Wayne New Jersey, GO, BAN,
1.00%, 12/21/12	4,600	4,613,225
		111,777,596
New Mexico — 0.3%
City of Rio Rancho New Mexico, Eclipse Funding
Trust, RB, VRDN, Series 2007-0019, Solar Eclipse
(US Bank NA LOC), 0.17%, 4/06/12 (a)(b)	10,000	10,000,000
New York — 9.8%
City of New York New York, GO, VRDN (a):
Series F-4 (Landesbank Hessen-Thuringen LOC),
0.25%, 4/06/12	9,700	9,700,000
Sub-Series F-3 (Sumitomo Mitsui Banking LOC),
0.17%, 4/06/12	7,000	7,000,000
Sub-Series I-4 (Bank of New York Mellon LOC),
0.15%, 4/06/12	6,800	6,800,000
County of Erie New York Fiscal Stability Authority, BAN,
Series A, 1.50%, 7/31/12	13,000	13,049,808
County of Putnam New York, GO, TAN,
1.50%, 10/29/12	7,845	7,897,575
County of Ulster New York, GO, BAN, 1.25%, 6/08/12	7,500	7,511,967
Hicksville New York Union Free School District, GO,
TAN, 1.25%, 6/26/12	3,000	3,006,052
Honeoye Falls-Lima New York Central School District,
GO, BAN, 1.25%, 9/27/12	7,900	7,930,940
Metropolitan Transportation Authority, TECP, Series A-1
(Barclays Bank LOC), 0.16%, 5/16/12	7,500	7,500,000
Metropolitan Transportation Authority, RB, VRDN,
Series A-1 (Morgan Stanley Bank Liquidity Facility),
0.23%, 4/06/12 (a)	4,870	4,870,000
New York City Housing Development Corp., RB,
Series H-2, Mandatory Put Bonds, 0.30%, 6/29/12	8,280	8,280,000
New York City Housing Development Corp., RB,
VRDN (a):
Series A, AMT (Fannie Mae), 0.19%, 4/06/12	11,600	11,600,000
Series J-1, Mandatory Put Bonds,
0.35%, 7/13/12	25,545	25,545,000
New York City Housing Development Corp., Refunding
RB, VRDN, M/F, The Crest, Series A (Landesbank
Hessen-Thuringen LOC), 0.23%, 4/06/12 (a)	4,000	4,000,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A
(Citibank NA SBPA), 0.19%, 4/06/12 (b)(c)	6,900	6,900,000
Second General Resolution, Series DD-1
(TD Bank NA SBPA), 0.18%, 4/02/12	26,525	26,525,000
Sub-Series A-2 (Mizuho Corporate Bank SBPA),
0.13%, 4/02/12	1,700	1,700,000

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB, VRDN,
New York City Recovery, Series 3, Sub-Series 3G
(Landsbank Baden-Wurttemburg SBPA),
0.17%, 4/06/12 (a)	$12,610	$12,610,000
New York City Transitional Finance Authority, Refunding
RB, VRDN, Series A-4 (TD Bank NA SBPA),
0.18%, 4/02/13 (a)	5,000	5,000,000
New York Mortgage Agency, RB, VRDN, Series 159
(Bank of America NA SBPA), 0.28%, 4/06/12 (a)	4,700	4,700,000
New York State Dormitory Authority, RB, VRDN (a):
Long Island University, Series A-2
(TD Bank NA LOC), 0.18%, 4/06/12	10,000	10,000,000
PUTTERS, Series 1955 (JPMorgan Chase & Co.
SBPA), 0.19%, 4/06/12 (b)	5,325	5,325,000
New York State Dormitory Authority, Refunding RB,
VRDN, Cornell University, Series B (JPMorgan
Chase Bank NA SBPA), 0.19%, 4/06/12 (a)	4,740	4,740,000
New York State HFA, RB, VRDN (a):
Housing, 160 West 62nd Street, Series A-1
(Wells Fargo Bank NA LOC), 0.17%, 4/06/12	15,595	15,595,000
160 West 62nd Street, Series A-2 (Wells Fargo
Bank NA LOC), 0.15%, 4/06/12	17,400	17,400,000
240 E. 39th Street Housing, AMT (Fannie Mae),
0.18%, 4/06/12	6,000	6,000,000
Series A (JPMorgan Chase Bank NA LOC),
0.15%, 4/06/12	7,600	7,600,000
New York State HFA, Refunding RB, VRDN,
505 West 37th Street, Series B (Landesbank
Hessen-Thuringen LOC), 0.14%, 4/06/12 (a)	14,400	14,400,000
New York State Thruway Authority, BAN,
2.00%, 7/12/12	31,900	32,047,541
Port Authority of New York & New Jersey, JPMorgan
Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN,
Series 3192, AMT (JPMorgan Chase Bank NA SBPA),
0.25%, 4/06/12 (a)(b)(c)	25,325	25,325,000
Town of Webster New York, GO, BAN,
1.25%, 10/04/12	2,210	2,217,858
Triborough Bridge & Tunnel Authority, Refunding RB,
VRDN, General, Sub-Series B-4 (Landesbank
Baden-Wurttemberg SBPA), 0.26%, 4/06/12 (a)	5,950	5,950,000
Wantagh Union Free School District, GO, TAN,
1.00%, 6/22/12	5,000	5,006,551
Yonkers Industrial Development Agency, RB, VRDN
(JPMorgan Chase Bank LOC), 0.16%, 4/06/12 (a)	22,075	22,075,000
		355,808,292
North Carolina — 2.7%
Charlotte Housing Authority North Carolina, RB, VRDN
(Wachovia Bank NA LOC) (a):
One Park Project, 0.19%, 4/06/12	5,000	5,000,000
Stonehaven East Project, 0.19%, 4/06/12	8,850	8,850,000
City of Raleigh North Carolina, COP, VRDN,
Downtown, Series A (Wells Fargo Bank NA SBPA),
0.17%, 4/06/12	33,500	33,500,000
City of Raleigh North Carolina, RB, VRDN, 7-Month
Windows, 0.29%, 4/06/12	3,180	3,180,000
County of Mecklenburg, GO, VRDN, Refunding,
7-Month Windows, Series D, 0.29%, 4/06/12 (a)	5,700	5,700,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	17

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
County of Mecklenburg, VRDN, COP (Branch
Banking & Trust SBPA), 0.18%, 4/06/12 (a)	$270	$270,000
County of Wake North Carolina School, GO, VRDN,
School, Series B (Wells Fargo Bank NA SBPA),
0.17%, 4/06/12 (a)	3,800	3,800,000
North Carolina Capital Facilities Finance Agency,
RB, VRDN, Aquarium Society Project (Bank of
America NA LOC), 0.27%, 4/06/12 (a)	16,600	16,600,000
North Carolina HFA, RB, MERLOTS, VRDN,
Series B12, AMT (Wells Fargo Bank NA SBPA),
0.25%, 4/06/12 (a)(b)	6,225	6,225,000
North Carolina State University at Raleigh, Refunding
RB, VRDN, Series B (Bayerische Landesbank SBPA),
0.17%, 4/06/12 (a)	500	500,000
Raleigh North Carolina Combined Enterprise,
Reset Optional Certificates Trust II-R, RB, ROCS,
VRDN, Series II-R-645 (Citibank NA SBPA),
0.19%, 4/06/12 (a)(b)(c)	1,900	1,900,000
South Central Water & Sewer District, GO, BAN,
1.00%, 10/24/12	11,211	11,245,810
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries, Inc.
Project, AMT (Branch Banking & Trust LOC),
0.25%, 4/06/12 (a)	1,700	1,700,000
		98,470,810
Ohio — 0.5%
City of Avon Ohio, GO, BAN, Series A, 1.00%, 7/03/12	4,300	4,306,374
City of Marysville Ohio, GO, RAN, Wastewater
Treatment, 1.13%, 5/31/12	7,200	7,205,668
Franklin County Ohio, Barclays Capital Municipal Trust
Receipts, RB, FLOATS, VRDN, Series 21-B (Barclays
Bank Plc SBPA), 0.18%, 4/06/12 (a)(b)(c)	2,320	2,320,000
Franklin County Ohio, Ohio Health, Wells Fargo Stage
Trust, RB, FLOATS, VRDN, Series 78C (Wells Fargo
Bank NA SBPA), 0.20%, 4/06/12 (a)(b)(c)	3,405	3,405,000
		17,237,042
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, VRDN,
Conoco Project, Series B, AMT, 0.18%, 4/06/12 (a)	2,500	2,500,000
Oregon — 0.4%
Port of Portland, RB, VRDN, Portland International
Airport, Series 18-A (US Bank NA LOC),
0.22%, 4/06/12 (a)	7,645	7,645,000
State of Oregon, GO, VRDN, Veterans Welfare,
Series 84 (Bank of Tokyo-Mitsubishi SBPA),
0.19%, 4/06/12 (a)	5,350	5,350,000
		12,995,000
Pennsylvania — 1.0%
Allegheny County Hospital Development Authority,
RBC Municipal Products, Inc. Trust, RB, FLOATS,
VRDN, Series E-16 (Royal Bank of Canada LOC),
0.19%, 4/06/12 (a)(b)(c)	12,615	12,615,000
City of Philadelphia Pennsylvania Gas Works Revenue,
RB, VRDN, 8th Series B (Wells Fargo Bank NA LOC),
0.17%, 4/06/12 (a)	5,260	5,260,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Commonwealth of Pennsylvania, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2009-58
(State Street Bank & Trust Co. SBPA),
0.22%, 4/06/12 (a)(b)(c)	$12,500	$12,500,000
Emmaus General Authority, RB, VRDN, Pennsylvania
Loan Program, Series A (US Bank NA LOC),
0.16%, 4/06/12 (a)	2,395	2,395,000
Southcentral General Authority, RB, VRDN, Homewood
Hanover Project (Manufacturers & Traders LOC),
0.21%, 4/06/12 (a)	3,610	3,610,000
		36,380,000
Rhode Island — 0.7%
Narragansett Bay Commission, RB, ROCS, VRDN,
Series II-R-780PB (PB Capital Corp. SBPA), (BHAC),
0.39%, 4/06/12 (a)(c)	17,310	17,310,000
State of Rhode Island & Providence Plantations, GO,
TRAN, Series R-1, 2.00%, 6/29/12	10,000	10,041,707
		27,351,707
South Carolina — 1.3%
City of Spartanburg South Carolina, RB, ROCS, VRDN,
Series II-R-11020PB (PB Capital Corp. SBPA),
(AGM), 0.39%, 4/06/12 (a)(c)	13,295	13,295,000
Greenville Hospital System Board, Refunding RB,
VRDN, Series C (Bank of America NA LOC),
0.28%, 4/06/12 (a)	4,500	4,500,000
South Carolina State Public Service Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2006-0007,
Class A (Citibank NA SBPA), 0.19%, 4/06/12 (a)	11,500	11,500,000
Spartanburg County Regional Health Services District,
Refunding RB, VRDN, Series C (Bank of America NA
SBPA), (AGC), 0.28%, 4/06/12 (a)	17,345	17,345,000
		46,640,000
Tennessee — 6.0%
Clarksville Public Building Authority Tennessee, RB,
VRDN, Pooled Financing, Tennessee Municipal Bond
Fund (Bank of America LOC), 0.32%, 4/06/12 (a)	35,040	35,040,000
County of Shelby Tennessee, GO, VRDN, Public
Improvement, School, Series B (Landesbank
Hessen-Thuringen SBPA), 0.16%, 4/06/12 (a)	27,990	27,990,000
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities
Board, Refunding RB, FLOATS, VRDN (Morgan
Stanley Bank Liquidity Facility), Series 3013,
0.34%, 4/06/12 (a)(b)(c)	10,000	10,000,000
Metropolitan Government of Nashville & Davidson
County IDB, RB, VRDN, Nashville Symphony
Hall Project (Bank of America NA LOC),
0.26%, 4/06/12 (a)	11,868	11,868,000
Montgomery County Public Building Authority
Tennessee, RB, VRDN, Tennessee County Loan Pool
(Bank of America NA LOC), 0.32%, 4/06/12 (a)	1,235	1,235,000
Shelby County Health Educational & Housing
Facilities Board, Refunding RB, VRDN, Methodist
Le Bonheur (US Bank NA SBPA), (AGC) (a):
Series A, 0.24%, 4/06/12	105,000	105,000,000
Series B, 0.35%, 4/06/12	25,000	25,000,000
		216,133,000

See Notes to Financial Statements.

18	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 15.0%
Brazos Harbor Industrial Development Corp., RB,
VRDN (a):
BASF Project, 0.35%, 4/06/12	$109,200	$109,200,000
ConocoPhillips Co. Project, AMT, 0.18%, 4/06/12	10,500	10,500,000
City of Austin Texas, Refunding RB, VRDN (a):
Sub-Series 1 (JPMorgan Chase Bank NA SBPA),
(AGM), 0.21%, 4/06/12	12,800	12,800,000
Sub-Series 2 (JPMorgan Chase Bank NA SBPA),
(AGM), 0.21%, 4/06/12	15,435	15,435,000
Sub-Series 4 (JPMorgan Chase Bank NA SBPA),
(AGM), 0.20%, 4/06/12	13,300	13,300,000
Water & Wastewater System (Bank of Tokyo &
Sumitomo Mitsui LOC), 0.17%, 4/06/12	8,640	8,640,000
City of Brownsville Texas, Deutsche Bank SPEARS/
LIFERS Trust, RB, VRDN, SPEARS, Series DBE-533
(Deutsche Bank AG LOC, Deutsche Bank AG SBPA),
0.27%, 4/06/12 (a)(b)(c)	1,695	1,695,000
City of Midland Texas, GO, ROCS, VRDN,
Series II-R-810PB (PB Capital Corp. SBPA),
0.39%, 4/06/12 (a)(c)	10,600	10,600,000
County of Harris Texas, Clipper Tax-Exempt Certificate
Trust, GO, VRDN, Series 2009-73 (State Street
Bank & Trust Co. SBPA), 0.22%, 4/06/12 (a)(b)(c)	10,000	10,000,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A
(Bank of America NA SBPA), 0.23%, 4/06/12 (a)	2,500	2,500,000
Dickinson Texas Independent School District, GO,
VRDN, Schoolhouse, Series A, Mandatory Put Bonds
(JPMogan Chase Bank NA SBPA), (PSF-GTD),
0.50%, 8/01/12 (a)	2,100	2,100,000
Gulf Coast Waste Disposal Authority, RB, VRDN, Air
Products Project, AMT, 0.15%, 4/06/12 (a)	17,200	17,200,000
Harris County Health Facilities Development Corp.,
RB, VRDN (Bank of Nova Scotia SBPA) (a):
Children’s Hospital, Series 2, 0.25%, 4/02/12	7,700	7,700,000
Children’s Hospital, Series 3, 0.25%, 4/02/12	67,245	67,245,000
Harris County Health Facilities Development Corp.,
Refunding RB, VRDN, Methodist Hospital System,
Series A-1, 0.20%, 4/02/12 (a)	32,210	32,210,000
Katy ISD Texas, GO, VRDN, School Building (Bank of
America NA SBPA), (PSF-GTD), 0.29%, 4/06/12 (a)	5,200	5,200,000
North Texas Municipal Water District, RB, ROCS,
VRDN, Series II-R-593PB (PB Capital Corp. SBPA),
0.39%, 4/06/12 (a)(c)	8,395	8,395,000
North Texas Tollway Authority, Refunding RB,
VRDN (a)(b):
Deutsche Bank SPEARS/LIFERS Trust, SPEARS,
Series DB-626 (Deutsche Bank AG SBPA), (AGC),
0.25%, 4/06/12	11,487	11,487,000
FLOATS, First Tier, Series A (Morgan Stanley
Bank LOC), 0.27%, 4/06/12	4,600	4,600,000
Port Arthur Navigation District Texas, RB, VRDN,
Air Products & Chemicals Project, AMT,
0.18%, 4/06/12 (a)	10,000	10,000,000
Port of Corpus Christi Authority of Nueces County,
Refunding RB, VRDN, Flint Hills Resource, Series A,
AMT, 0.25%, 4/06/12 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, Refunding
RB, VRDN, Motiva Enterprises Project, AMT,
0.21%, 4/06/12 (a)	17,335	17,335,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009
(JPMorgan Chase Bank NA SBPA), (PSF-GTD),
0.26%, 4/06/12 (a)(b)(c)	$5,150	$5,150,000
Socorro ISD Texas, GO, ROCS, VRDN,
Series II-R-11540PB (PB Capital Corp. SBPA),
(PSF-GTD), 0.39%, 4/06/12 (a)(b)(c)	12,615	12,615,000
State of Texas, GO, VRDN, Veterans Housing
Assistance Program Fund II, Series A (Landesbank
Hessen-Thuringen SBPA), 0.24%, 4/06/12 (a)	3,520	3,520,000
State of Texas, JP Morgan Chase PUTTERS/DRIVERS
Trust, RB, VRDN (JPMorgan Chase Bank NA
SBPA) (a)(b)(c):
PUTTERS, Series 3945, 0.20%, 4/02/12	20,000	20,000,000
PUTTERS, Series 3964, 0.19%, 4/02/12	40,000	40,000,000
Tarrant County Cultural Education Facilities Finance
Corp., RB, VRDN (a):
(JPMorgan Chase Bank LOC), 0.20%, 4/06/12	4,500	4,500,000
(Northern Trust Co. LOC), 0.20%, 4/06/12	1,600	1,600,000
FLOATS, Series 2973 (Morgan Stanley Bank
Liquidity Facility), 0.34%, 4/06/12 (b)(c)	36,000	36,000,000
FLOATS, Series 2974 (Morgan Stanley Bank
Liquidity Facility), 0.34%, 4/06/12 (b)(c)	12,000	12,000,000
Texas Municipal Power Agency, Wells Fargo Stage
Trust, Refunding RB, FLOATS, VRDN, Series 12C
(Wells Fargo Bank NA Liquidity Facility),
0.20%, 4/06/12 (a)(b)(c)	3,380	3,380,000
Texas State University System, Wells Fargo
Stage Trust, RB, FLOATS, VRDN, Series 79C
(Wells Fargo Bank NA Liquidity Facility),
0.20%, 4/06/12 (a)(b)(c)	4,700	4,700,000
		544,257,000
Utah — 1.0%
City of Murray Utah, RB, IHC Health Services, Inc.,
VRDN, Series D (Wells Fargo Bank NA SBPA),
0.17%, 4/02/12 (a)	10,000	10,000,000
City of Murray Utah, RB, IHC Health Services, Inc.,
VRDN, Series A (JPMorgan Chase Bank NA SBPA),
0.20%, 4/02/12 (a)	13,270	13,270,000
State of Utah, GO, FLOATS, VRDN, Series 2987
(Morgan Stanley Bank Liquidity Facility),
0.34%, 4/06/12 (a)(b)(c)	6,000	6,000,000
Utah Transit Authority, RB, VRDN (Deutsche Bank AG
SBPA), (AGM), 0.26%, 4/06/12 (a)(b)	8,345	8,345,000
		37,615,000
Virginia — 1.1%
Alexandria Virginia IDA, RB, VRDN, Young Men’s
Christian Association (Manufacturers & Traders LOC),
0.21%, 4/06/12 (a)	1,200	1,200,000
Arlington County IDA, RB, VRDN, Woodbury Park
Project, Series A (Freddie Mac), 0.19%, 4/06/12 (a)	4,200	4,200,000
County of Henrico Virginia, RB, ROCS, VRDN,
Series II-R-753PB (PB Capital Corp. SBPA),
0.39%, 4/06/12 (a)(b)(c)	4,640	4,640,000
Fairfax County IDA, RB, VRDN, HealthCare, Inova
Health, 0.31%, 4/06/12 (a)	3,000	3,000,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	19

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority, RB, VRDN (a):
Series B, 21st Century College (Wells Fargo
Bank NA SBPA), 0.20%, 4/02/12	$565	$565,000
Series C, 21st Century College (Wells Fargo
Bank NA SBPA), 0.20%, 4/02/12	1,605	1,605,000
University of Richmond Project, 0.20%, 4/02/12	655	655,000
Virginia College Building Authority, Refunding RB,
VRDN, Barclays Capital Municipal Trust Receipts,
FLOATS, Series 4B (Barclays Bank PLC Liquidity
Facility), 0.25%, 4/06/12 (a)(b)(c)	1,335	1,335,000
Virginia Commonwealth Transportation Board,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-38 (State Street Bank & Trust Co.
SBPA), 0.19%, 4/06/12 (a)(b)(c)	12,160	12,160,000
Virginia HDA, RB, MERLOTS, VRDN (Wells Fargo
Bank NA SBPA) (a):
Series B-19, AMT, 0.25%, 4/06/12	3,000	3,000,000
Series C-42, AMT, 0.25%, 4/06/12	2,880	2,880,000
Virginia Resources Authority, Refunding RB, FLOATS,
VRDN, Series 1860 (Wells Fargo Bank NA SBPA),
0.18%, 4/06/12 (a)(c)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB, VRDN,
Westminster-Canterbury, Series B (Branch
Banking & Trust LOC), 0.18%, 4/06/12 (a)	940	940,000
		40,895,000
Washington — 5.8%
County of King Washington, GO, Sewer, TECP
(Bayerische Landesbank SBPA):
0.25%, 5/09/12	4,125	4,125,000
0.25%, 5/10/12	72,630	72,630,000
County of King Washington, Wells Fargo Stage Trust,
Refunding RB, FLOATS, VRDN, Series 2-C
(Wells Fargo Bank NA Liquidity Facility),
0.20%, 4/06/12 (a)(b)(c)	13,985	13,985,000
State of Washington, GO, FLOATS, VRDN (Morgan
Stanley Bank SBPA) (a)(b)(c):
Series 3292, 0.26%, 4/06/12	9,475	9,475,000
Series 3293, 0.26%, 4/06/12	9,275	9,275,000
State of Washington, Wells Fargo Stage Trust, GO,
FLOATS, VRDN, Series 16C (Wells Fargo Bank NA
Liquidity Facility), 0.20%, 4/06/12 (a)(b)(c)	20,000	20,000,000
Tulalip Washington Tribes of the Tulalip Reservation,
RB, VRDN, Capital Projects (Wells Fargo
Bank LA LOC), 0.18%, 4/06/12 (a)	13,000	13,000,000
Washington Health Care Facilities Authority,
Refunding RB,VRDN (a):
(Bank of America LOC), 0.25%, 4/02/12	5,750	5,750,000
(JPMorgan Chase Bank LOC), 0.20%, 4/06/12	5,475	5,475,000
Washington Higher Education Facilities Authority,
Refunding RB, VRDN, University Puget Sound
Project, Series B (Wells Fargo Bank NA LOC),
0.19%, 4/06/12 (a)	9,900	9,900,000

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington State Housing Finance Commission, RB,
VRDN, Series A, AMT (Freddie Mac Liquidity Facility),
(Freddie Mac) (a):
Heatherwood, 0.22%, 4/06/12	$10,625	$10,625,000
Mill Pointe, 0.22%, 4/06/12	9,325	9,325,000
Springfield, 0.22%, 4/06/12	11,050	11,050,000
Washington State University, RB, ROCS, VRDN,
Series II-R-595PB (PB Capital Corp. SBPA),
0.39%, 4/06/12 (a)(c)	16,065	16,065,000
		210,680,000
West Virginia — 0.3%
West Virginia EDA, RB, VRDN, Appalachian Power Co.,
Series A (Sumitomo Mitsui Banking LOC),
0.20%, 4/06/12 (a)	5,800	5,800,000
West Virginia EDA, Refunding RB, VRDN, Appalachian
Power Co., Series B, AMT (Mizuho Corporate
Bank LOC), 0.19%, 4/06/12 (a)	4,300	4,300,000
		10,100,000
Wisconsin — 7.5%
Oconomowoc Area School District, RB, TRAN,
1.50%, 8/27/12	4,475	4,494,068
State of Wisconsin, ECN, Petroleum Inspection
Fee, TECP:
0.21%, 4/02/12	9,150	9,150,000
0.27%, 5/15/12	15,000	15,000,000
State of Wisconsin, ECN, TECP:
0.24%, 4/04/12	26,000	26,000,000
0.22%, 5/08/12	67,622	67,622,000
0.22%, 5/17/12	31,200	31,200,000
0.22%, 5/18/12	11,320	11,320,000
0.21%, 6/05/12	15,146	15,146,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co.
Project, AMT (Wachovia Bank NA LOC),
0.30%, 4/06/12 (a)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, Housing
River Shores Regency (US Bank LOC),
0.27%, 4/06/12 (a)	5,270	5,270,000
Wisconsin Health & Educational Facilities Authority,
TECP (JPMorgan Chase Bank NA SBPA):
0.20%, 7/05/12	10,000	10,000,000
0.20%, 7/05/12	20,000	20,000,000
Wisconsin Housing & Economic Development
Authority, RB, VRDN, Series A (Lloyds TSB Bank Plc
SBPA), 0.24%, 4/06/12 (a)	52,350	52,350,000
		271,552,068
Wyoming — 0.3%
County of Lincoln Wyoming, RB, VRDN,
PacifiCorp Project (Wells Fargo Bank NA LOC),
0.19%, 4/06/12 (a)	11,250	11,250,000
Total Investments (Cost — $3,516,335,415*) — 96.9%		3,516,335,415
Other Assets Less Liabilities — 3.1%		112,741,877
Net Assets — 100.0%		$ 3,629,077,292

See Notes to Financial Statements.

20	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Schedule of Investments (concluded)	Master Tax-Exempt LLC

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Wedbush Securities, Inc.	$6,044,460	—
Piper Jaffray & Co.	$10,082,900	—

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$3,516,335,415	—	$3,516,335,415

[1]	See Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	21

Statement of Assets and Liabilities

March 31, 2012	Master Tax-Exempt LLC

Assets

Investments at value — unaffiliated
(cost — $3,516,335,415)	$3,516,335,415
Cash	650,420
Investments sold receivable	117,088,358
Contributions receivable from investors	11,069,250
Interest receivable	4,511,049
Prepaid expenses	90,266
Total assets	3,649,744,758

Liabilities

Investments purchased payable	20,128,732
Investment advisory fees payable	341,427
Other affiliates payable	20,587
Directors' fees payable	253
Other accrued expenses payable	176,467
Total liabilities	20,667,466
Net Assets	$3,629,077,292

Net Assets Consist of

Investors' capital	$3,629,077,292

Statement of Operations

Year Ended March 31, 2012	Master Tax-Exempt LLC

Investment Income
Income	$9,617,381

Expenses
Investment advisory	5,857,323
Accounting services	290,086
Directors	96,581
Custodian	95,870
Printing	51,313
Professional	42,264
Miscellaneous	84,140
Total expenses	6,517,577
Less fees waived by advisor	(1,292,355)
Total expenses after fees waived	5,225,222
Net investment income	4,392,159

Realized Gain
Net realized gain from investments	130,988
Net Increase in Net Assets Resulting from Operations	$4,523,147

See Notes to Financial Statements.

22	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Statements of Changes in Net Assets	Master Tax-Exempt LLC

	Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$4,392,159	$12,898,447
Net realized gain	130,988	337,364
Net increase in net assets resulting from operations	4,523,147	13,235,811

Capital Transactions
Proceeds from contributions	22,116,743,383	30,752,663,325
Value of withdrawals	(22,875,519,304)	(32,878,089,942)
Net decrease in net assets derived from capital transactions	(758,775,921)	(2,125,426,617)

Net Assets
Total decrease in net assets	(754,252,774)	(2,112,190,806)
Beginning of year	4,383,330,066	6,495,520,872
End of year	$3,629,077,292	$4,383,330,066

Financial Highlights	Master Tax-Exempt LLC

	Year Ended March 31,
	2012	2011	2010	2009	2008
Total Investment Return
Total investment return	0.10%	0.25%	0.42%	1.68%	3.34%

Ratios to Average Net Assets
Total expenses	0.17%	0.16%	0.15%	0.15%	0.15%
Total expenses after fees waived	0.14%	0.16%	0.15%	0.15%	0.15%
Net investment income	0.12%	0.26%	0.43%	1.67%	3.28%

Supplemental Data
Net assets, end of year (000)	$3,629,077	$4,383,330	$6,495,521	$11,363,478	$12,113,046

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	23

Notes to Financial Statements	Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the ”FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

24	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 million	0.250%
$500 million – $1 billion	0.175%
Greater than $1 billion	0.125%

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of net investment income. These amounts are reported in the Statement of Operations as fees waived by advisor.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager.

The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the year ended March 31, 2012, the Master LLC reimbursed the Manager $32,737 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BIF TAX-EXEMPT FUND	MARCH 31, 2012	25

Report of Independent Registered Public Accounting Firm	Master Tax-Exempt LLC

To the Investors and Board of Directors of Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt LLC (the “Master LLC”), including the schedule of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 24, 2012

26	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Fund/Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 1981 (Fund); 2002 (Master LLC)	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 103 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 103 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 103 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 103 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 103 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 1994 (Fund); 2002 (Master LLC)	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 103 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 103 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 103 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 103 Portfolios	None

BIF TAX-EXEMPT FUND	MARCH 31, 2012	27

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 103 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 103 Portfolios	None
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served for the Fund/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Directors as joining the Fund’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock's Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	157 RICs consisting of 280 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	157 RICs consisting of 280 Portfolios	None
[3] Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Fund/Master LLC based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

28	BIF TAX-EXEMPT FUND	MARCH 31, 2012

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Fund/Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock's Global Cash Management Business from 2007 to 2010; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
[1] Officers of the Fund/Master LLC serve at the pleasure of the Boards.
Further information about the Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisor BlackRock Investment Management, LLC Plainsboro, NJ 08536	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, Massachusetts, 02116	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

BIF TAX-EXEMPT FUND	MARCH 31, 2012	29

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s web-site at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	BIF TAX-EXEMPT FUND	MARCH 31, 2012

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#11214-3/12-AR

Item 2 – Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BIF Tax-Exempt Fund	$7,100	$7,000	$0	$0	$10,100	$10,100	$0	$0
Master Tax-Exempt LLC	$26,100	$25,300	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

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(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to a registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BIF Tax-Exempt Fund	$10,100	$10,100
Master Tax-Exempt LLC	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

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Item 6 – Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –   The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –   There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –   Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 4, 2012

By: /s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 4, 2012

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